Segmented Reporting	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Segmented Reporting
11.	SEGMENTED REPORTING
The Company operates in a single reportable operating segment – the research and development of SPORT, the next generation of surgical robotic platform.